Hybrid Bonds	12 Months Ended
Dec. 31, 2022
Hybrid Bonds [Abstract]
Hybrid Bonds
33.	Hybrid Bonds
Hybrid bonds classified as equity
(non-controlling
interest) as of December 31, 2021 and 2022 are as follows:

Issuer	Hybrid bond	Issued date	Maturity	Yield (%)		2021	2022

	In millions of won
Korea South-East Power Co., Ltd. (*1)	1st hybrid bond	2012.12.07	2042.12.06	4.38	￦	170,000	—
Korea South-East Power Co., Ltd. (*2)	2nd hybrid bond	2012.12.07	2042.12.06	4.44		230,000	230,000
Expense of issuance						(1,090)	(627)

					￦	398,910	229,373

(*1)	The call option was exercised for the 1st hybrid bond during the current period.
(*2)
Bondholders may not require prepayment in any case, and the Company has a call option to repay all of these bonds on or after 12 years from the date of issuance of the bonds, or on each interest payment date henceforth. In addition, there is a step-up clause from the date of the initial call option exercise. Although these instruments have contractual maturity dates, the contractual agreements allow these subsidiaries to indefinitely extend the maturity dates and defer the payment of interest without modification to the other terms of the instruments. When the Company decides not to pay dividends on common shares, they are not required to pay interest on the hybrid bonds.